AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 6, 1997


                                                      REGISTRATION NO. 33-45315
                                                              FILE NO. 811-6550

                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      (X)


                           PRE-EFFECTIVE AMENDMENT NO. _                  ( )


                        POST-EFFECTIVE AMENDMENT NO. 14                   (X)


                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  (X)


                                   AMENDMENT NO. 16                       (X)


                         (CHECK APPROPRIATE BOX OR BOXES)


                                   MENTOR FUNDS
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                901 EAST BYRD STREET
                              RICHMOND, VIRGINIA  23219
                      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                    (804) 782-3648
                            (REGISTRANT'S TELEPHONE NUMBER)



                                    PAUL F. COSTELLO
                                       PRESIDENT
                                  901 EAST BYRD STREET
                               RICHMOND, VIRGINIA  23219
                        (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                       COPY TO:
                               TIMOTHY W. DIGGINS, ESQ.
                                     ROPES & GRAY
                                 ONE INTERNATIONAL PLACE
                                   BOSTON, MA  02110


               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE

                              (CHECK APPROPRIATE BOX)


             ( )  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

   ( )            ON   (date)   PURSUANT TO PARAGRAPH (B)



   ( )            60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)



   ( )            ON  (DATE) PURSUANT TO PARAGRAPH (A)(1)


   (X)            75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)


   ( )            ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:


   ( ) THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT


              THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OR AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2. A RULE 24F-2 NOTICE FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1996 WAS FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 25, 1996.

        THIS POST-EFFECTIVE AMENDMENT RELATES ONLY TO THE MENTOR GROWTH OPPORTUNITIES PORTFOLIO. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE REGISTRANT IS AMENDED, DELETED OR SUPERSEDED HEREBY.

                                  MENTOR FUNDS
                             CROSS REFERENCE SHEET

                             (as required by Rule 404(a))


          Part A - Mentor Funds - Mentor Growth Opportunities Portfolio

              N-1A Item No.                            Location

          1.  Cover Page  . . . . . . . . . . . .  Cover Page

          2.  Synopsis  . . . . . . . . . . . . .  Cover Page; Expense Summary;
          3.  Condensed Financial Information . .  Not applicable


          4.  General Description of Registrant .  Cover Page; Investment
                                                   Objectives and Policies;
                                                   General

          5.  Management of the Fund  . . . . . .  Investment Objective
                                                   and Policies; Other
                                                   Investment Practices
                                                   and Risks;
                                                   How the Portfolio Values
                                                   its Shares; General
                                                   Information; Management;
                                                   Performance Information


          5A. Management's Discussion
              of Fund Performance   . . . . . . .  Not Applicable


          6.  Capital Stock and Other
                Securities  . . . . . . . . . . .  How to Buy Shares; How
                                                   to Exchange Shares;
                                                   How Distributions are Made;
                                                   Taxes; Management; General
                                                   Information

          7.  Purchase of Securities Being
                Offered . . . . . . . . . . . . .  How to Buy Shares; How to
                                                   Exchange Shares; Management;
                                                   Distribution Plan

          8.  Redemption or Repurchase  . . . . .  How to Buy Shares; How
                                                   to Sell Shares; How to
                                                   Exchange Shares
          9.  Pending Legal Proceedings . . . . .  Not Applicable



          Part B - - Mentor Growth Opportunities Portfolio

               N-1A Item No.                       Location

          10.  Cover Page . . . . . . . . . . . .  Cover Page
          11.  Table of Contents  . . . . . . . .  Table of Contents
          12.  General Information and History  .  Cover Page; Introduction

          13.  Investment Objectives and
                 Policies . . . . . . . . . . . .  Investment Restrictions;
                                                   Certain Investment
                                                   Techniques (Part III)

          14.  Management of the Fund . . . . . .  Management of the Trust;
                                                   Principal Holders of
                                                   Securities; Investment
                                                   Advisory Services;
                                                   Administrative Services;
                                                   Shareholder Servicing
                                                   Plan; Brokerage
                                                   Transactions; Distribution;
                                                   Members of Investment
                                                   Management Teams
          15.  Control Persons and Principal
                 Holders of Securities  . . . . .  Principal Holders of
                                                   Securities
          16.  Investment Advisory and Other
                 Services . . . . . . . . . . . .  Management of the Trust;
                                                   Principal Holders of
                                                   Securities; Investment
                                                   Advisory Services;
                                                   Administrative Services;
                                                   Shareholder Servicing
                                                   Plan; Brokerage
                                                   Transactions; Distribution;
                                                   Custodian

          17.  Brokerage Allocation . . . . . . .  Brokerage Transactions

          18.  Capital Stock and Other
                 Securities . . . . . . . . . . .  How to Buy Shares;
                                                   Distribution; Determining
                                                   Net Asset Value; Taxes;
                                                   Shareholder Liability
          19.  Purchase; Redemption and Pricing
                 of Securities Being Offered  . .  Brokerage Transactions;
                                                   Distribution;
                                                   Determining Net Asset
                                                   Value; Redemptions in
                                                   Kind
          20.  Tax Status . . . . . . . . . . . .  Investment Restrictions;
                                                   Taxes

          21.  Underwriters . . . . . . . . . . .  Distribution

          22.  Calculations of Performance Data .  Performance Information;
                                                   Performance Comparisons
          23.  Financial Statements . . . . . . .  Not applicable



Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement



        The Cross Reference Sheets in respect of Part A of the prospectuses in respect of the Class A (if any) and Class B shares of the Portfolios and the prospectuses in respect of the Class A (if any) and Class B shares of the Portfolios, all of which are included in Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed electronically on November 29, 1997 (File Nos. 33-45315; 811-6550), are incorporated into this Registration Statement by reference. The Cross Reference Sheet in respect of Part A of the Institutional Shares Prospectus and in respect of Part B, included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed electronically on March 4, 1997 (File Nos. 33-45315, 811-6560) are incorporated into the Registration Statement by reference.

                             SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED NOVEMBER  7, 1997


PROSPECTUS                                                   January ___, 1998
Class A and B shares



                     MENTOR GROWTH OPPORTUNITIES PORTFOLIO


     Mentor Growth Opportunities Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in publicly traded common stocks of "small-cap" companies -- typically with market capitalizations anywhere between $30 million and $750 million. Mentor Investment Advisors, LLC is the Portfolio's investment adviser. The Portfolio is a series of shares of Mentor Funds.

     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the January ___, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Investment Group, LLC at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.


                           -------------------------

                             [NAME OF DISTRIBUTOR]
                                  Distributor


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Expense summary

              Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in its first fiscal year with respect to its Class A and Class B shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Class A and Class B shares of the Portfolio over specified periods.



Shareholder Transaction Expenses:                                 Class A                Class B
                                                                  -------                -------
Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)(1)                         5.75%                   None
Maximum Sales Load Imposed on Reinvested Dividends                  None                    None
Deferred Sales Load                                                 None(2)        4.0% in the first year,
     (as a percentage of the lower of the original                                declining to 1.0% in the
     purchase price or redemption proceeds)(3)                                   fifth year, and eliminated
                                                                                         thereafter(4)
Redemption Fees                                                     None                    None
Exchange Fee                                                        None                    None

(1) Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(2) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that were purchased without an initial sales charge as part of an investment of over $1,000,000 that are redeemed within one year of purchase.

(3) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares. See "How to buy shares - Class B shares."

(4) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00%, if the shares are redeemed within one year of purchase. See "How to Buy Shares -- the BL Purchase Program."

Annual Portfolio Operating Expenses:
(as a percentage of average net assets)               Class A     Class B
                                                      -------     -------
     Management Fees                                   1.00%       1.00%
     12b-1 Fees                                        0.00%       0.75%
     Shareholder Service Fee                           0.25%       0.25%
     Other Expenses (after expense limitation)*        0.33%       0.33%
                                                       ----        ----
       Total Portfolio Operating Expenses (after       1.58%       2.33%
        expense limitation)*

-----------------
* Other Expenses and Total Portfolio Operating Expenses reflect a voluntary expense limitation currently in effect. In the absence of the expense limitation, Other Expenses are expected to be ___% for Class A and Class B shares and Total Portfolio Operating Expenses are expected to be ____% for Class A shares and ____% for Class B shares.

Examples

        An investment of $1,000 in the Portfolio would incur the following expenses assuming 5% annual return and no redemption:


                                           Class A              Class B
                                           -------              -------
1 year                                       $73                  $24
3 years                                      $105                 $73

        An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


                                           Class A              Class B
                                           -------              -------
1 year                                       $73                  $64
3 years                                      $105                 $103

        This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses for the Portfolio. The Examples should not be considered a representation of future performance; actual expenses may be more or less than those shown.

Investment objective and policies

         The Portfolio's investment objective is to seek long-term capital appreciation. The Portfolio will invest primarily in a diversified portfolio of equity securities of "small-cap" companies that Mentor Investment Advisors, L.L.C., the Portfolio's investment adviser ("Mentor Advisors"), believes offer the potential for long-term capital appreciation.

         "Small-cap" companies are companies typically with market capitalizations of anywhere between $30 million and $750 million, although the Portfolio may invest in securities of companies of any size, larger or smaller, if Mentor Advisors believes that such investments are consistent with the Portfolio's investment objective. Mentor Advisors seeks to identify small-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks.

         The Portfolio will not invest for current income. The Portfolio may hold a portion of its assets in cash or money market investments. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         Mentor Advisors may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Advisors considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use these defensive strategies.

         Investments in small-cap companies. Small-cap companies may offer greater opportunities for capital appreciation than other companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

         There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Portfolio to dispose of such securities may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when Mentor Advisors would otherwise have sold the security. It is possible that Mentor Advisors or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolio.

Other investment practices and risks

         The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of certain of these practices and risks they may involve.

         Options and futures. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

         The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.

         Index futures and options. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

         Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Mentor Advisors to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures and options positions. Although the Portfolio will enter into options and futures transactions only if Mentor Advisors believes that a liquid secondary market exists for such options or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.

         The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Mentor Advisors, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

         The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

         Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                             ----------------------

         Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.

Management

         The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC ("Mentor Advisors"), located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. Mentor Investment Group, LLC ("Mentor Investment Group") serves as administrator to the Portfolio. As compensation for its services as administrator, the Fund pays Mentor Investment Group a fee, accrued daily and paid monthly, at an annual rate of
 .10% of the average value of the Fund's daily assets.

         Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $9 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.

         Mentor Investment Group has informed the Portfolio that Wheat First Butcher Singer will be acquired by First Union Corp. ("First Union"), in a transaction expected to occur as early as December 1997. First Union is a global financial services company with approximately $140 billion in assets and $10 billion in total stockholders' equity. The proposed arrangement does not contemplate any changes in the management or operations of Mentor Investment Group or any of its subsidiaries, including Mentor Advisors.

         Subject to the general oversight of the Trustees, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Mentor Advisors may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Mentor Advisors.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

         Portfolio turnover. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of the Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by the Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio's annual portfolio turnover rate is expected to be less than 200% for the current fiscal year.

How the Portfolio values its shares

         The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

Sales arrangements

         This Prospectus offers investors two classes of shares which bear sales charges in different forms and amounts and which bear different levels of expenses:

         Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except that sales at net asset value in excess of $1 million are subject to a contingent deferred sales charge (a "CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares currently bear no 12b-1 fees. See "How to buy shares --- Class A shares."

         Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within five years. Class B shares also bear 12b-1 fees. Class B shares provide an investor the benefit of putting all of the investor's money to work from the time the investment is made, but have a higher expense ratio and pay lower dividends than Class A shares due to the 12b-1 fees. If you purchase shares through an asset-allocation program, you may also be eligible to purchase Class B shares through the "BL Purchase Program." See "How to buy shares --- Class B shares."

         Which arrangement is for you? The decision as to which class of shares provides a suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Investors purchasing shares through an asset-allocation program may wish to purchase shares through the BL Purchase Program. For more information about these sales arrangements, consult your investment dealer or the [Distributor]. Sales personnel may receive different compensation depending on which class of shares they sell. Shares may only be exchanged for shares of the same class of certain other funds in the Mentor family and for shares of Cash Resource U.S. Government Money Market Fund. See "How to exchange shares."

How to buy shares

         You can open a Portfolio account with as little as $1,000 and make additional investments at any time with as little as $100. Investments under IRAs and qualified retirement plans are subject to a minimum initial investment of $250. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, Mentor Investment Group, LLC ("Mentor Investment Group") or its affiliates. You can buy Portfolio shares by completing the enclosed New Account Form and sending it to [Name of Distributor], the Portfolio's distributor (the "Distributor"), along with a check or money order made payable to Mentor Funds, through your financial institution, which may be an investment dealer, a bank, or another institution, or through automatic investing. If you do not have a dealer, Mentor Investment Group can refer you to one.

         Automatic investment plan. Once you have made the initial minimum investment in the Portfolio, you can make regular investments of $50 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through the Distributor.

         Shares are sold at a price based on the Portfolio's net asset value next determined after the Distributor receives your purchase order. In most cases, in order to receive that day's public offering price, the Distributor must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must ensure that the Distributor receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.

         Class A Shares. The public offering price of Class A shares is the net asset value plus a sales charge. The Portfolio receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and the Distributor. The current sales charges for Class A shares of the Portfolio are as follows:


                                                     Sales Charge as        Sales Charge as
                                                     a Percentage of        a Percentage of
                                                     Public Offering          Net Amount              Dealer
                                                          Price                Invested            Commission*
                                                     ---------------        ---------------        -----------
Less than $50,000..............................           5.75%                  5.82%                5.00%
$50,000 but less than $100,000.................           4.75%                  4.99%                4.00%
$100,000 but less than $250,000................           3.75%                  3.90%                3.00%
$250,000 but less than $500,000................           3.00%                  3.09%                2.50%
$500,000 but less than $1 million                         2.00%                  2.04%                1.75%
$1 million or more.............................             0%                     0%              (see below)

----------------------

* At the discretion of the Distributor, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

              There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact the Distributor for more information.

              You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or the Distributor for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New Account Form and in the Statement of Additional Information. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other mutual funds who invest in the Portfolio in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the redemption proceeds received by you within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund. No CDSC will apply to these purchases. EVEREN Securities, Inc. may compensate your investment dealer in connection with any such purchase. See "How to buy shares --- General" below.

              Class B Shares. Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within five years of purchase. The following types of shares may be redeemed without charge: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in the Example below. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested in the shares being redeemed and the dollar amount being redeemed, according to the following table:


           Years Since Purchase Payment Made           CDSC
           ---------------------------------           ----
                           1                           4.0%
                           2                           4.0%
                           3                           3.0%
                           4                           2.0%
                           5                           1.0%
                           6+                          None

              The BL Purchase Program. If you purchase Class B shares through an asset-allocation program sponsored by your broker-dealer or other financial institution, you may elect to participate in the BL Purchase Program. Shares purchased through this program are not subject to the CDSC shown above. Rather, a CDSC of 1.00% will be imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. Your broker-dealer or other financial institution is responsible for making the election on your behalf to invest through the Program. Accordingly, if you wish to purchase shares through this Program, you should instruct your broker-dealer or financial institution to do so.

              General. [Name of Distributor], located at [address], serves as distributor of the Portfolio's shares. The Distributor is not obligated to sell any specific amount of shares of the Portfolio. The Distributor's telephone number is ___________.

              A Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of Mentor Investment Group, Mentor Advisors, and their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with the Distributor, employees (and their families) of financial institutions having sales agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Portfolio shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Mentor family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in funds in the Mentor family, shares redeemed under the Portfolio's Systematic Withdrawal Plan (limited to 10% of a shareholder's account in any calendar year), and "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Mentor Investment Group or its affiliates. The Portfolio may sell shares without a sales charge or a CDSC in connection with the acquisition by the Portfolio of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; and (c) a tax-free return on an excess contribution to an IRA; (iii) redemptions by pension or profit sharing plans sponsored by Mentor Investment Group or an affiliate; and (iv) redemptions by pension or profit sharing plans of which Mentor Investment Group or any affiliate serves as a plan fiduciary. In addition, certain retirement plans with over 200 employees may purchase Class A shares at net asset value without a sales charge. The Portfolio may sell its Class A shares without a sales charge to shareholders of other mutual funds who invest in other funds in the Mentor family in response to certain promotional activities (in which case a CDSC of 1% may apply for a period of years after purchase). Contact the Distributor. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

              Shareholders of other funds in the Mentor family may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Portfolio at net asset value.

              In determining whether a CDSC is payable in respect of the shares redeemed, the Portfolio will first redeem the shares held longest (together with any shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. See the Example below.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 of those shares (including shares purchased through reinvestment of distributions on those 100 shares) at this time, your CDSC will be calculated as follows:

              o   Proceeds of 50 shares redeemed at $12 per share          $600
              o   Minus proceeds of 10 shares not subject to a CDSC
                  because they were acquired through dividend reinvestment
                  (10 x $12)                                               -120
              o   Minus appreciation on remaining shares, also not subject
                  to CDSC (40 x $2)                                         -80
                                                                           ----
              o   Amount subject to a CDSC                                 $400

              The Distributor receives the entire amount of any CDSC you pay. Consult the Distributor for more information.

              If you are considering redeeming or exchanging shares of the Portfolio or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

              Because of the relatively high cost of maintaining accounts, the Portfolio reserves the right to redeem, upon not less than 60 days' notice, any Portfolio account below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by the Portfolio by increasing his investment in shares of the Portfolio to a value of $500 or more during such 60-day period.

              The Distributor, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may also provide other compensation to dealers in connection with sales of the Portfolio. Such compensation may also include, but is not limited to, financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Portfolio's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

              In all cases Mentor Advisors or the Distributor reserves the right to reject any particular investment.

              Reinvestment Privilege. If you redeem Class A or B shares of the Portfolio, you have a one-time right, within 60 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next- determined net asset value. Front-end sales charges will not apply to such reinvestment. The Distributor must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC, or to eliminate the front-end sales charge. If you redeem shares in the Portfolio, there may be tax consequences.

Distribution Plan (Class B Shares)

              The Distributor is not obligated to sell any specific amount of shares of the Portfolio.

              The Portfolio has adopted a Distribution Plan under Rule 12b-1 with respect to its Class B shares (the "Plan") providing for payments by the Portfolio to the Distributor from the assets attributable to the Portfolio's Class B shares at the annual rate set out under "Summary of Portfolio Expenses - Annual Portfolio Operating Expenses" above. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine. The Distributor also receives the proceeds of any CDSC imposed on redemptions of shares.

              Payments under the Plan are intended to compensate the Distributor for services provided and expenses incurred by it as principal underwriter of the Portfolio's Class B shares. The Distributor may select financial institutions (such as a broker/dealer or bank) to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from the Distributor based upon Class B shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor. The Distributor may suspend or modify such payments to dealers. Such payments are also subject to the continuation of the Plan, the terms of any agreements between dealers and the Distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

              Mentor Distributors, L.L.C., a subsidiary of Mentor Investment Group, provides certain services to the Distributor in respect of the promotion of the shares of the Portfolio. In return for these services, the Distributor pays to Mentor Distributors a portion of the payments received by the Distributor under the Plan.

How to sell shares

              You can sell your shares to the Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your investment dealer. The Portfolio will only redeem shares for which it has received payment.

              Selling shares directly to the Portfolio. Send a signed letter of instruction and stock power form, along with any certificates that represent shares you want to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc. ("BFDS"), 2 Heritage Drive, North Quincy, Massachusetts 02171. The price you will receive is the net asset value next calculated after your request is received in proper form less any applicable CDSC. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. If you sell shares having a net asset value of $50,000 or more or if you want your redemption proceeds payable to you at a different address or to someone else, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer, or certain other financial institutions. See the Statement of Additional Information for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, the Distributor, and many commercial banks. The Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact the Distributor for details.

              Selling shares by telephone. You may use the Telephone Redemption Privilege to redeem shares from your account unless you have notified the Distributor of an address change within the preceding 15 days. Unless an investor indicates otherwise on the New Account Form, the Distributor will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Distributor with his or her account registration and address as it appears on the Distributor's records. The Distributor will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the

Distributor may be liable for any losses due to unauthorized or fraudulent instructions. For more information, consult the Distributor. During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Distributor by telephone in which case you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

              Selling shares through your investment dealer. Your dealer and the Distributor must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to the Distributor, and may charge you for its services.

              Systematic Withdrawal Program. You may redeem Class A or B shares of the Portfolio through periodic withdrawals for a predetermined amount. Only shareholders with accounts valued at $10,000 or more are eligible to participate. Class B shares redeemed under the Systematic Withdrawal Program are not subject to a CDSC, but the aggregate withdrawals of Class B shares in any year are limited to 10% of the value of the account at the time of enrollment. Contact the Distributor for more information.

              General. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

              The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

How to exchange shares

              Except as otherwise described below, you can exchange your shares in the Portfolio worth at least $1,000 for shares of the same class of certain other Portfolios of Mentor Funds, with different investment objectives and policies, at net asset value beginning 15 days after purchase. You may also exchange shares of the Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund"). If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares, using the schedule of the Portfolio from which your first exchange was effected. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. (If you exchange your shares for shares of the Cash Fund, the period when you hold shares of the Cash Fund will not be included in calculating the length of time you have owned the shares subject to the CDSC, and any CDSC payable on redemption of your shares will be reduced by the amount of any payment collected by the Cash Fund under its distribution plan in respect of those shares. Contact the Distributor for information.)

              To exchange your shares, simply complete an Exchange Authorization Form and send it to Mentor Funds, c/o BFDS, 2 Heritage Drive, North Quincy, Massachusetts 02171. Exchange Authorization Forms are available by calling or writing the Distributor. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Distributor's procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask you investment dealer or the Distributor for a prospectus relating to other Portfolios of Mentor Funds or the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

              The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Distributor or the Trustees believe doing so would be in the best interests of the Portfolio, the Portfolio reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Distributor before requesting an exchange by calling ____________. See the Statement of Additional Information to find out more about the exchange privilege.

How distributions are made

              The Portfolio distributes net investment income and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

Taxes

              The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

              All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

              Shareholders of the Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

              The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

Other services

              Shareholder Servicing Plan. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to the Class A and Class B shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Trust to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolio reasonably requests.

              In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors and/or Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor Investment Group and will not be made from the assets of the Portfolio.

General Information

              Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

              The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. The Portfolio's shares are currently divided into four classes. Only shares of the Portfolio's Class A and B shares are being offered by this Prospectus. The Portfolio also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact [Name of Distributor].

              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

              In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

              Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

Performance Information

              Yield and total return data may from time to time be included in advertisements about Class A and Class B shares of the Portfolio. The Portfolio's "yield" for each class of shares is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the maximum public offering price (in the case of Class A shares) and reflecting (in the case of Class B shares) the deduction of any applicable CDSC. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of the Portfolio will differ. Any quotation of investment performance not reflecting the maximum initial sales charge or CDSC would be reduced if such sales charges were reflected. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

              All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Pro spectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.


                               Table of Contents


Expense summary....................................................
Investment objective and policies..................................
Other investment practices and risks...............................
Management.........................................................
How the Portfolio values its shares................................
Sales arrangements.................................................
How to buy shares..................................................
Distribution Plan (Class B Shares).................................
How to sell shares.................................................
How to exchange shares.............................................
How distributions are made.........................................
Taxes..............................................................
Other services.....................................................
General information................................................
Performance information............................................


                                     MENTOR
                              GROWTH OPPORTUNITIES
                                    PORTFOLIO


                                   ----------

                                   PROSPECTUS

                                   ----------



                             [Name of Distributor]

                             SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED NOVEMBER 7, 1997


PROSPECTUS                                                   January ___, 1998
Institutional Class



                     MENTOR GROWTH OPPORTUNITIES PORTFOLIO


     Mentor Growth Opportunities Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in publicly traded common stocks of "small-cap" companies -- typically with market capitalizations anywhere between $30 million and $750 million. Mentor Investment Advisors, LLC is the Portfolio's investment adviser. The Portfolio is a series of shares of Mentor Funds.

     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the January ___, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Investment Group, LLC at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.


                           -------------------------

                             [NAME OF DISTRIBUTOR]
                                  Distributor


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Expense summary


     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in its first full fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

             Shareholder Transaction Expenses:
             Maximum Sales Load Imposed on Purchases                      None
             Maximum Sales Load Imposed on Reinvested Dividends           None
             Deferred Sales Load                                          None
             Redemption Fee                                               None
             Exchange Fee                                                 None

             Annual Portfolio Operating Expenses:
             (as a percentage of average net assets)
             Management Fees                                              1.00%
             12b-1 Fees                                                   0.00%
             Other Expenses (after expense limitation)*                   0.33%
                                                                          ----
               Total Portfolio Operating Expenses (after                  1.33%
               expense limitation)*

-------------------
* Other Expenses and Total Portfolio Operating Expenses reflect a voluntary expense limitation. In the absence of the expense limitation, Other Expenses are expected to be ____% and Total Portfolio Operating Expenses are expected to be ____%.


Example

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


             1 year                                       $
             3 years                                      $

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

Investment objective and policies

         The Portfolio's investment objective is to seek long-term capital appreciation. The Portfolio will invest primarily in a diversified portfolio of equity securities of "small-cap" companies that Mentor Investment Advisors, L.L.C., the Portfolio's investment adviser ("Mentor Advisors"), believes offer the potential for long-term capital appreciation.

         "Small-cap" companies are companies typically with market capitalizations of anywhere between $30 million and $750 million, although the Portfolio may invest in securities of companies of any size, larger or smaller, if Mentor Advisors believes that such investments are consistent with the Portfolio's investment objective. Mentor Advisors seeks to identify small-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks.

         The Portfolio will not invest for current income. The Portfolio may hold a portion of its assets in cash or money market investments. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         Mentor Advisors may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Advisors considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use these defensive strategies.

         Investments in small-cap companies. Small-cap companies may offer greater opportunities for capital appreciation than other companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

         There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Portfolio to dispose of such securities may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when Mentor Advisors would otherwise have sold the security. It is possible that Mentor Advisors or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolio.

Other investment practices and risks

         The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of certain of these practices and risks they may involve.

         Options and futures. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

         The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.

         Index futures and options. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

         Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Mentor Advisors to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures and options positions. Although the Portfolio will enter into options and futures transactions only if Mentor Advisors believes that a liquid secondary market exists for such options or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.

         The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Mentor Advisors, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

         The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

         Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                              --------------------

         Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.

Management

         The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC ("Mentor Advisors"), located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. Mentor Investment Group, LLC ("Mentor Investment Group") serves as administrator to the Portfolio. As compensation for its services as administrator, the Fund pays Mentor Investment Group a fee, accrued daily and paid monthly, at an annual rate of
 .10% of the average value of the Fund's daily assets.

         Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $9 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.




         Mentor Investment Group has informed the Portfolio that Wheat First Butcher Singer will be acquired by First Union Corp. ("First Union"), in a transaction expected to occur as early as December 1997. First Union is a global financial services company with approximately $140 billion in assets and $10 billion in total stockholders' equity. The proposed arrangement does not contemplate any changes in the management or operations of Mentor Investment Group or any of its subsidiaries, including Mentor Advisors.

         Subject to the general oversight of the Trustees, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Mentor Advisors may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Mentor Advisors.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

         Portfolio turnover. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of the Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by the Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio's annual portfolio turnover rate is expected to be less than 200% for the current fiscal year.

How the Portfolio values its shares

         The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

Purchase of shares

         Shares are sold at a price based on the Portfolio's net asset value next determined after a purchase order is received by the Portfolio. In most cases, in order to receive that day's public offering price, your order must be received by the Trust or [Name of Distributor], [address] ("[Name of Distributor]"), before the close of regular trading on the New York Stock Exchange. The Distributor is not obligated to sell any specific amount of shares of the Portfolio.

         An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to the Distributor or the Trust. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors. If an investor purchases shares of the Portfolio through EVEREN Securities, Inc. with the redemption proceeds received by the investor within the preceding 90 days from the sale of shares of any nonMentor open-end mutual fund, EVEREN Securities, Inc. may compensate the investor's investment consultant in connection with that purchase.

         Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling the Distributor at 1-800-869-6042.

         The Distributor, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

         In all cases Mentor Advisors or the Distributor reserves the right to reject any particular investment.

Redemption of shares

         A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o: Mentor Institutional Trust, P.O. Box 1357, Richmond, Virginia 23286-0109 or to the Distributor. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

         A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

              (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

              (2) the request is signed by each registered owner exactly as the shares are registered; and

              (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. The Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact the Distributor for details.

     The Distributor may facilitate any redemption request. There is no extra charge for this service.

     Other information concerning redemption. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

How distributions are made

              The Portfolio distributes net investment income and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

Taxes

              The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

              All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

              Shareholders of the Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

              The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

General Information

              Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

              The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. The Portfolio's shares are currently divided into four classes. Only shares of the Portfolio's Institutional Class (Class D) are being offered by this Prospectus. The Portfolio also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact [Name of Distributor].

              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

              In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

              Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

Performance Information


              Yield and total return data may from time to time be included in advertisements about the Class D shares of the Portfolio. The Portfolio's "yield" for each class of shares is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by its net asset value on the last day of that period. "Total return" for the life of the Class D shares of the Portfolio through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the shares over the period. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance for different classes of shares of the Portfolio will differ. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.


              All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Pro spectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.






                                     MENTOR
                              GROWTH OPPORTUNITIES
                                   PORTFOLIO



                                   ----------

                                   PROSPECTUS

                                   ----------


                             [Name of Distributor]

                             SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED NOVEMBER 7, 1997


PROSPECTUS                                                    January ___, 1998
Class E shares



                     MENTOR GROWTH OPPORTUNITIES PORTFOLIO


     Mentor Growth Opportunities Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in publicly traded common stocks of "small-cap" companies -- typically with market capitalizations anywhere between $30 million and $750 million. Mentor Investment Advisors, LLC is the Portfolio's investment adviser. The Portfolio is a series of shares of Mentor Funds.

     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. Investors can find more detailed information in the January ___, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Investment Group, LLC at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Portfolio's address is P.O. Box 1357, Richmond, Virginia 23218-1357.


                           -------------------------

                             [NAME OF DISTRIBUTOR]
                                  Distributor


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
         COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESEN-
                 TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

Expense summary


     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in its first full fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Portfolio over specified periods.

             Shareholder Transaction Expenses:
             Maximum Sales Load Imposed on Purchases                      None
             Maximum Sales Load Imposed on Reinvested Dividends           None
             Deferred Sales Load                                          None
             Redemption Fee                                               None
             Exchange Fee                                                 None

             Annual Portfolio Operating Expenses:
             (as a percentage of average net assets)
             Management Fees                                              1.00%
             12b-1 Fees                                                   0.00%
             Shareholder Service Fee                                      0.25%
             Other Expenses (after expense limitation)*                   0.33%
                                                                          ----
               Total Portfolio Operating Expenses (after                  1.58%
               expense limitation)*


-------------------
* Other Expenses and Total Portfolio Operating Expenses reflect a voluntary expense limitation. In the absence of the expense limitation, Other Expenses are expected to be ____% and Total Portfolio Operating Expenses are expected to be ____%.


Example

     An investment of $1,000 in the Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:


             1 year                                         $
             3 years                                        $

     This information is provided to help investors understand the expenses of investing in the Portfolio and an investor's share of the estimated operating expenses of the Portfolio. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

Investment objective and policies

         The Portfolio's investment objective is to seek long-term capital appreciation. The Portfolio will invest primarily in a diversified portfolio of equity securities of "small-cap" companies that Mentor Investment Advisors, L.L.C., the Portfolio's investment adviser ("Mentor Advisors"), believes offer the potential for long-term capital appreciation.

         "Small-cap" companies are companies typically with market capitalizations of anywhere between $30 million and $750 million, although the Portfolio may invest in securities of companies of any size, larger or smaller, if Mentor Advisors believes that such investments are consistent with the Portfolio's investment objective. Mentor Advisors seeks to identify small-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks.

         The Portfolio will not invest for current income. The Portfolio may hold a portion of its assets in cash or money market investments. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         Mentor Advisors may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Advisors considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use these defensive strategies.

         Investments in small-cap companies. Small-cap companies may offer greater opportunities for capital appreciation than other companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

         There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Portfolio to dispose of such securities may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when Mentor Advisors would otherwise have sold the security. It is possible that Mentor Advisors or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolio.

Other investment practices and risks

         The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of certain of these practices and risks they may involve.

         Options and futures. The Portfolio may buy and sell call and put options to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return.

         The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Transactions in options and futures involve certain risks which are described below and in the Statement of Additional Information.

         Index futures and options. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and on indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index future" is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase its investment return.

         Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of Mentor Advisors to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures and options positions. Although the Portfolio will enter into options and futures transactions only if Mentor Advisors believes that a liquid secondary market exists for such options or futures contract, there can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit the Portfolio's ability to engage in options and futures transactions.

         The Portfolio generally expects that its options transactions will be conducted on recognized exchanges. The Portfolio may in certain instances purchase and sell options in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Mentor Advisors, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

         The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

         Repurchase agreements; securities loans. The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument subject to the repurchase agreement is a U.S. Government security. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

                            -----------------------

         Except for investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment objective and policies described herein are not fundamental and may be changed by the Trustees without shareholder approval. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.

Management

         The Trustees of Mentor Funds (the "Trust") are responsible for generally overseeing the conduct of the Portfolio's business. Mentor Investment Advisors, LLC ("Mentor Advisors"), located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Portfolio. Mentor Investment Group, LLC ("Mentor Investment Group") serves as administrator to the Portfolio. As compensation for its services as administrator, the Fund pays Mentor Investment Group a fee, accrued daily and paid monthly, at an annual rate of
 .10% of the average value of the Fund's daily assets.

         Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") which is in turn a subsidiary of Wheat First Butcher Singer, Inc. ("Wheat First Butcher Singer"), a diversified financial services holding company. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates serve as investment adviser to twenty-three separate investment portfolios in the Mentor Family of Funds with total assets under management of more than $9 billion. All investment decisions for the Portfolio are made by investment teams at Mentor Advisors.




         Mentor Investment Group has informed the Portfolio that Wheat First Butcher Singer will be acquired by First Union Corp. ("First Union"), in a transaction expected to occur as early as December 1997. First Union is a global financial services company with approximately $140 billion in assets and $10 billion in total stockholders' equity. The proposed arrangement does not contemplate any changes in the management or operations of Mentor Investment Group or any of its subsidiaries, including Mentor Advisors.

         Subject to the general oversight of the Trustees, Mentor Advisors manages the Portfolio in accordance with the stated policies of the Portfolio. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio. Mentor Advisors may at times cause the Portfolio to pay commissions to broker-dealers affiliated with Mentor Advisors.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

         Portfolio turnover. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. The investment policies of the Portfolio may lead to frequent changes in the Portfolio's investments, particularly in periods of volatile market movements. A change in the securities held by the Portfolio is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The Portfolio's annual portfolio turnover rate is expected to be less than 200% for the current fiscal year.

How the Portfolio values its shares

         The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which has been determined to approximate the fair market value of such investments. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

Purchase of shares

         Class E shares of the Portfolio are available to shareholders who invest or maintain a Portfolio account with the assistance of a broker-dealer, financial consultant, or similar service provider (a "financial intermediary").

         Shares are sold at a price based on the Portfolio's net asset value next determined after a purchase order is received by the Portfolio. In most cases, in order to receive that day's public offering price, your order must be received by the Trust or [Name of Distributor], [address] (the "Distributor"), before the close of regular trading on the New York Stock Exchange. The Distributor is not obligated to sell any specific amount of shares of the Portfolio.

         An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to the Distributor or the Trust, or through a financial intermediary. If you purchase shares through your financial intermediary, your financial intermediary will be responsible for forwarding any necessary documentation and payments to the Distributor.

         Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940 (including "wrap" accounts) are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors. If an investor purchases shares of the Portfolio through EVEREN Securities, Inc. with the redemption proceeds received by the investor within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund, EVEREN Securities, Inc. may compensate the investor's investment consultant in connection with that purchase.

          If you buy shares through a financial intermediary, the financial intermediary must ensure that the Distributor receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.

         Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for

Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling the Distributor at 1-800-869-6042.

         The Distributor, Mentor Advisors, and affiliates thereof, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

         In all cases Mentor Advisors or the Distributor reserves the right to reject any particular investment.

         Shareholder Servicing Plan; financial intermediaries. The Portfolio has adopted a Shareholder Servicing Plan (the "Plan") with respect to its Class E shares. Under the Plan, financial intermediaries may enter into shareholder service agreements with the Portfolio to provide administrative support to their customers who hold Class E shares of the Portfolio. In return for providing these support services, a financial intermediary may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Portfolio attributable to the Class E shares held by its customers. These support services may include, but are not limited to, the following: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolio reasonably requests.

         In addition to receiving payments under the Plan, financial intermediaries may be compensated by Mentor Advisors and/or Mentor, or affiliates thereof, for providing administrative support services to holders of Class E shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor and will not be made from the assets of the Portfolio.

         When you effect transactions with the Portfolio (including, for example, purchases, sales, or redemptions of shares) through a financial intermediary, your financial intermediary, and not the Portfolio, will be responsible for taking all steps, and furnishing all necessary documentation, to effect the transactions. Your financial intermediary may charge for these services. Certain financial intermediaries may not effect transactions with the Portfolio for their clients.

Redemption of shares

         You can sell your shares to the Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your financial intermediary.

         Selling shares directly to the Portfolio. A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o: Mentor Funds, P.O. Box 1357, Richmond, Virginia 23286-0109 or to the Distributor. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

         Selling shares through your financial intermediary. Your financial intermediary must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. If you redeem your shares through a financial intermediary, your financial intermediary will be responsible for delivering your redemption request and all necessary documentation to the Portfolio and may charge you for its services.

         General. A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

         (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

         (2) the request is signed by each registered owner exactly as the shares are registered; and

         (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

         If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

         The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. The Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact the Distributor for details.

         The Distributor may facilitate any redemption request. There is no extra charge for this service.

         Other information concerning redemption. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

How distributions are made

              The Portfolio distributes net investment income and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.

Taxes

              The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

              All Portfolio distributions will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year the Trust will notify shareholders of the amount and tax status of distributions paid by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

              Shareholders of the Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

              The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

General Information

              Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

              The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into eleven series, one representing the Portfolio, the others representing other Portfolios with varying investment objectives and policies. The Portfolio's shares are currently divided into four classes. Only shares of the Portfolio's Class E shares are being offered by this Prospectus. The Portfolio also offers other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact [Name of Distributor].

              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

              In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

              Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.

Performance Information

              Yield and total return data may from time to time be included in advertisements about the Class E shares of the Portfolio. The Portfolio's "yield" for each class of shares is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by its net asset value on the last day of that period. "Total return" for the life of the Class E shares of the Portfolio through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the shares over the period. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance for different classes of shares of the Portfolio will differ. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.

              All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Pro spectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.




                                     MENTOR
                              GROWTH OPPORTUNITIES
                                   PORTFOLIO



                                   ----------

                                   PROSPECTUS

                                   ----------


                             [Name of Distributor]

                             SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 7, 1997



                                  MENTOR FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                    (Mentor Growth Opportunities Portfolio)

                               January ___, 1998

         This Statement of Additional Information relates to the Mentor Growth Opportunities Portfolio (the "Portfolio"). The Portfolio is a series of shares of beneficial interest of Mentor Funds (the "Trust"). The Portfolio currently offers four classes of shares (Class A, Class B, Class D-Institututional, and Class E shares). This Statement is not a prospectus and should be read in conjunction with the relevant prospectus of the Portfolio. A copy of any prospectus can be obtained upon request made to Mentor Investment Group, L.L.C., at P.O. Box 1357, Richmond, Virginia 23286-0109, or calling Mentor Investment Group, L.L.C. at (800) 869-6042.

                               TABLE OF CONTENTS

         CAPTION                                                       PAGE
         -------                                                       ----
GENERAL  .................................................................2
INVESTMENT RESTRICTIONS...................................................2
CERTAIN INVESTMENT TECHNIQUES.............................................3
MANAGEMENT OF THE TRUST...................................................5
PRINCIPAL HOLDERS OF SECURITIES...........................................8
INVESTMENT ADVISORY AND OTHER SERVICES....................................8
BROKERAGE.................................................................9
DETERMINATION OF NET ASSET VALUE.........................................11
TAX STATUS...............................................................13
THE DISTRIBUTOR..........................................................15
INDEPENDENT ACCOUNTANTS..................................................15
CUSTODIAN................................................................15
PERFORMANCE INFORMATION..................................................15
SHAREHOLDER LIABILITY....................................................19
MEMBERS OF INVESTMENT MANAGEMENT TEAMS...................................19
RATINGS  ................................................................21


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This statement shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

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                                    GENERAL

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust.

                            INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to the Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio, the Portfolio may not:

         1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry.

         2.       Acquire more than 10% of the voting securities of any issuer.

         3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

         5. Purchase or sell securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

         6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         7. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities.

         8. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

         9. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies or by entering into repurchase agreements.

         In addition, it is contrary to the current policy of the Portfolio, which policy may be changed without shareholder approval, to:

         1. Invest in oil, gas, or other mineral leases, rights, or royalty contracts or in real estate (although the Portfolio may invest in securities of issuers that invest or deal in the foregoing types of assets or securities that are secured by or represent interests in real estate).

         2. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

         3. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

         4. Make short sales or purchase puts, calls, straddles, spreads, or any combination thereof (other than futures contracts, options on futures contracts or indices, and options on foreign currencies).

         5. Invest in securities of any issuer if, to the knowledge of the Portfolio, officers and Trustees of the Portfolio and officers and directors of Mentor Advisors who beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the relevant prospectus with respect to the Portfolio, the other investment policies described in this Statement or in such prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Portfolio's investment objective without shareholder approval.

         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                         CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which each Portfolio may engage, and certain of the risks they may entail.

Repurchase Agreements

         A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Loans of Portfolio Securities

         A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by a Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

When-Issued Securities

         The Portfolio may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income. While the Portfolio may sell its right to acquire when-issued securities prior to the settlement date, the Portfolio intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Portfolio will establish a segregated account in which it will maintain cash and U.S. Government Securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

         Options

         The Portfolio may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

         Covered call options. The Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, the Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         The Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Covered put options. The Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         The Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Purchasing put and call options. The Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

         The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

         The Portfolio may also purchase put and call options to enhance its current return.

         Risks involved in the sale of options. Options transactions involve certain risks, including the risks that the Portfolio's investment adviser will not forecast interest rate or market movements correctly, that the Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Portfolio's investment adviser to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its investment adviser believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Trust's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Portfolios' investment advisers may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities.

         Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Trust's use of options.

Futures Contracts

         In order to hedge against the effects of adverse market changes the Portfolio may buy and sell futures contracts. The Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase the Portfolio's current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Index Futures Contracts and Options. The Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

         The Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge the Portfolio's investments successfully using futures contracts and related options, the Portfolio must invest in futures contracts with respect to indexes or sub- indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

         Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         The Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Portfolio may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         Margin Payments. When the Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Portfolio upon termination of the contract, assuming the Portfolio satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Portfolio sells a futures contract and the value of the underlying index rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

         When the Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

         Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Portfolio would have to exercise the options in order to realize any profit.

         Hedging risks. There are several risks in connection with the use by the Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying index or movements in the prices of the Portfolio's securities which are the subject of a hedge. The Portfolio's investment adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the value of the underlying index and the Portfolio's portfolio securities sought to be hedged.

         Successful use of futures contracts and options by the Portfolio for hedging purposes is also subject to its investment adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Portfolio's investment adviser may still not result in a successful hedging transaction over a very short time period.

         Other Risks. The Portfolio will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss, which may be unlimited.

Reverse Repurchase Agreements

         The Portfolio may enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

         The Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

         Reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

Segregation of Assets

         The Portfolio may at times segregate assets in respect of certain transactions in which the Portfolio enters into a commitment to pay money or deliver securities at some future date (such as futures contracts or reverse repurchase agreements, to the extent not used for leverage). Any such segregated account will be maintained by the Trust's custodian and may contain cash, U.S. government securities, liquid high grade debt obligations, or other appropriate assets.

Loans of Portfolio Securities

         The Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by the Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

                            MANAGEMENT OF THE TRUST

         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

                         Position Held    Principal Occupation
Name and Address         with Portfolio   During Past 5 Years
----------------         --------------   -------------------

Stanley F. Pauley        Trustee          Chairman and Chief Executive Officer,
                                          Carpenter Company; Trustee, Mentor
                                          Institutional Trust; Trustee, Cash
                                          Resource Trust.

Louis W. Moelchert, Jr.  Trustee          Vice President of Business and
                                          Finance, University of Richmond;
                                          Trustee, Mentor Institutional Trust;
                                          Trustee, Cash Resource Trust;
                                          Director, America's Utility Fund, Inc.

Thomas F. Keller         Trustee          Retired; formerly Dean, Fuqua School
                                          of Business, Duke University; Trustee,
                                          Mentor Institutional Trust; Trustee,
                                          Cash Resource Trust.


Arnold H. Dreyfuss       Trustee          Retired;  formerly, Chairman and Chief
                                          Executive Officer, Hamilton
                                          Beach/Proctor-Silex, Inc.; Trustee,
                                          Mentor Institutional Trust; Trustee,
                                          Cash Resource Trust.


*Daniel J. Ludeman       Chairman;        Chairman and Chief Executive Officer,
                         Trustee          Mentor Investment Group, LLC;
                                          Managing Director of Wheat, First
                                          Securities, Inc.; Managing Director of
                                          Wheat First Butcher Singer; Director,
                                          Wheat First Securities, Inc. and
                                          Mentor Income Fund, Inc.; Chairman and
                                          Trustee, Mentor Institutional Trust;
                                          Chairman and Trustee, Cash Resource
                                          Trust; Director, America's Utility
                                          Fund, Inc.

                         Position Held    Principal Occupation
Name and Address         with Portfolio   During Past 5 Years
----------------         --------------   -------------------
Troy A. Peery, Jr.       Trustee          President, Heilig-Meyers Company.
                                          Trustee, The Mentor Funds; Trustee,
                                          Cash Resource Trust.

*Peter J. Quinn, Jr.     Trustee          President, Mentor Distributors, LLC;
                                          Managing Director, Mentor Investment
                                          Group, LLC; Managing Director, Wheat
                                          First Butcher Singer, Inc.; formerly,
                                          Senior Vice President/Director of
                                          Mutual Funds, Wheat First Butcher
                                          Singer, Inc.


Paul F. Costello         President        Managing Director, Mentor Investment
                                          Group, LLC, Wheat First Butcher
                                          Singer, and Mentor Investment
                                          Advisors, LLC; President, Mentor
                                          Income Fund, The Mentor Funds, and
                                          Cash Resource Trust; Executive Vice
                                          President and Chief Administrative
                                          Officer, America's Utility Fund, Inc.;
                                          Director, Mentor Perpetual Advisors,
                                          LLC and Mentor Trust Company.


Terry L. Perkins         Treasurer        Senior Vice President, Mentor
                                          Investment Group, LLC; Treasurer, Cash
                                          Resource Trust, Mentor Income Fund
                                          Inc., The Mentor Funds, and America's
                                          Utility Fund, Inc.; formerly,
                                          Treasurer and Comptroller, Ryland
                                          Capital Management, Inc.


Michael Wade             Assistant        Vice President, Mentor Investment
                         Treasurer        Group, LLC; Assistant Treasurer,
                                          Cash Resource Trust, Mentor Income
                                          Fund, Inc., The Mentor Funds, and
                                          America's Utility Fund, Inc.;
                                          formerly, Senior Accountant, Wheat
                                          First Butcher Singer, Inc.,; Audit
                                          Senior, BDO Seidman.

John M. Ivan             Clerk            Managing Director, Director of
                                          Compliance, Senior Vice President, and
                                          Assistant General Counsel, Wheat,
                                          First Securities, Inc.; Managing
                                          Director, Mentor Investment Advisors,
                                          LLC; Clerk, Cash Resource Trust;
                                          Secretary, The Mentor Funds.

         The table below shows the fees paid to each Trustee by the Trust for the 1996 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1996 calendar year.

                                                     Total compensation
                          Aggregate compensation           from all
Trustees                     from the Trust             complex funds
--------                  ----------------------     ------------------
Daniel J. Ludeman                   0                          0
Arnold H. Dreyfuss               $200                    $12,200
Thomas F. Keller                 $175                    $11,175
Louis W. Moelchert, Jr.          $200                    $12,200
Stanley F. Pauley                $200                    $12,200
Troy A. Peery, Jr.               $175                    $11,175
Peter J. Quinn, Jr.              $  0                    $     0

-------------

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                        PRINCIPAL HOLDERS OF SECURITIES

         As of January ___, 1998, the Portfolio had no shares outstanding.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         Mentor Advisors acts as investment adviser to the Portfolio pursuant to a Investment Advisory and Management Agreement with the Trust. Mentor Investment Group ("Mentor") acts as administrator to the Portfolio pursuant to an Administration Agreement with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors manages the Portfolio's portfolio in accordance with the stated policies of the Portfolio and of the Trust. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for portfolio transactions. Mentor furnishes the Portfolio with certain statistical and research data, clerical help, and certain accounting, data processing, and other services required by the Portfolio, assists in preparation of certain reports to shareholders of the Portfolio, tax returns, and filings with the SEC and state Blue Sky authorities, and generally assists in all aspects of the Portfolio's operations. Mentor Advisors and Mentor bear all their expenses in connection with the performance of their services. In addition, Mentor Advisors and Mentor pay the salaries of all officers and employees who are employed by them and the Trust.

         Mentor Advisors provides the Portfolio with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Portfolio and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Advisors's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Wheat First Butcher Singer handles purchases and sales under guidelines approved by investment officers of the Trust. Mentor Advisors employs professional staffs of portfolio managers who draw upon a variety of resources, including Wheat for research information for the Portfolio.

         The proceeds received by the Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Portfolios of the Trust may be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

         The Investment Advisory and Management Agreement and the Administration Agreement are subject to annual approval (commencing in 1997) by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, Mentor Advisors, or Mentor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Portfolio's shares, or by Mentor Advisors. The Administration Agreement is terminable without penalty, immediately upon notice, by the Trustees or by vote of the holders of a majority of the Portfolio's shares, and on not less than thirty days' notice by Mentor. Each of the agreements will terminate automatically in the event of its assignment.

         The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to the Portfolio's Class A, Class B shares, and Class E shares. Pursuant to the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolio to provide administrative support services to their customers who from time to time may be record or beneficial owners of shares of the Portfolio. In return for providing these support services, a financial institution may receive payments from the Portfolio at a rate not exceeding .25% of the average daily net assets of the relevant class of shares of the Portfolio owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship. The Service Plan is designed to stimulate financial institutions to render administrative support services to the Portfolio and its shareholders. These administrative support services include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations and addresses; and providing such other services as the Portfolio reasonably requests. The Service Plan may be terminated with respect to a particular class at any time by (i) a vote of the majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) or (ii) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a particular class.

         In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors and/or Mentor, or affiliates thereof, for providing administrative support services to holders of Class A, Class B, or Class E shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor, as applicable, and will not be made from the assets of the Portfolio.

                                   BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by the Portfolio will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolio would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Portfolio's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio.

         Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Portfolio and buys and sells investments for the Portfolio through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Portfolio, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Investment Advisory and Management Agreement, Mentor Advisors may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to it an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause the Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause the Portfolio to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in

"principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat") or EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions paid by the Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Portfolio will in no event effect principal transactions with Wheat or EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market, as the case may be.

         Under rules adopted by the SEC, neither Wheat nor EVEREN may execute transactions for the Portfolio on the floor of any national securities exchange, but either may effect transactions for the Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Portfolio. The Trust has been advised by Wheat that, on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

                        DETERMINATION OF NET ASSET VALUE


         The Portfolio determines net asset value per share of each class of shares each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         Securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or Mentor Advisors, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the particular class outstanding.

         Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional- size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by the Portfolio are restricted as to resale, Mentor Advisors determines their fair values. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   TAX STATUS

         The Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a series of Massachusetts business trust, the Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," the Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Portfolio so elects) plus undistributed amounts from prior years. The Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Portfolio during October, November, or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.

         Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

         The Portfolio is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Portfolio is notified that the shareholder has under reported income in the past, or who fails to certify to the Portfolio that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                 THE DISTRIBUTOR

         [Name of Distributor] ("[Name of Distributor]") is the Trust's distributor. [Name of Distributor] is acting on a best efforts basis in the continuous offering of the Trust's shares.

         The Portfolio makes payments to [Name of Distributor] in accordance with its Distribution Plan in respect of its Class B shares adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan").

         Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Portfolio and who have no direct or indirect interest in the Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan must be likewise approved by the Trustees and the Qualified Trustees. The Plan may not be amended in order to increase materially the costs which the Portfolio may bear for distribution pursuant to such Plan without also being approved by a majority of the outstanding Class B shares of the Portfolio. The Plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding Class B shares of the Portfolio.

         If Plan payments are made to reimburse [Name of Distributor] for payments to dealers based on the average net asset value of Portfolio shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the Portfolio's average daily share balance of the account and (ii) the Portfolio's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, [Name of Distributor] may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

         Financial institutions receiving payments from [Name of Distributor] as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

                            INDEPENDENT ACCOUNTANTS

         _______________ are the Portfolio's independent auditors, providing audit services, tax return review, and other tax consulting services.

                                    CUSTODIAN

         The custodian of the Portfolio, Investors Fiduciary Trust Company, is located at 127 West 10th Street, Richmond, Virginia 64105. A custodian's responsibilities include generally safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio's investments.

                             PERFORMANCE INFORMATION

         Total return is determined by calculating the actual investment return on a $1,000 (or a larger amount depending on the minimum investment for a particular class) investment in the Portfolio at the beginning of the applicable period, and at the maximum public offering price for Class A shares, and net asset value for all other classes of shares. Total return may also be presented for other periods. Total return calculations assume deduction of the Portfolio's maximum front-end or contingent deferred sales charge, if applicable, and reinvestment of all Portfolio distributions at net asset value on their respective investment dates.

         Total return may be presented for other periods or without giving effect to any front-end or contingent deferred sales charge. Any quotation of total return not reflecting such sales charges would be reduced if such sales charges were reflected.

         All data for the Portfolio are based on past performance and do not predict future results.

         Independent statistical agencies measure the Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3- year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate the Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, Inc., an affiliate of Mentor Advisors, which bears full responsibility for their use and the descriptions appearing below.

From time to time any or all of the Portfolio may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual Portfolios You Can Buy (1992), authored by Gordon
         K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five- point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                     MEMBERS OF INVESTMENT MANAGEMENT TEAMS

         The following persons are investment personnel of Mentor Advisors:

Mentor Investment Advisors, LLC

Cash Management

R. Preston Nuttall, CFA -- Managing Director, Chief Investment Officer Mr. Nuttall has more than thirty years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

Hubert R. White III -- Senior Vice President, Portfolio Manager Mr. White has thirteen years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

Kathryn T. Allen -- Senior Vice President, Portfolio Manager Ms. Allen has sixteen years of investment management experience and specializes in tax-free trades. Prior to joining Mentor Advisors, Ms. Allen was portfolio group manager at PNC Institutional Management Corporation. She has her undergraduate degree in commerce and business administration from the University of Alabama.

                                    RATINGS

         The rating services' descriptions of corporate bonds are:

Moody's Investors Service, Inc.:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

         o liquidity ratios are adequate to meet cash requirements;

         o long-term senior debt is rated "A" or better;

         o the issuer has access to at least two additional channels of borrowing;

         o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

         o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

         o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

         o evaluation of the management of the issuer;

         o economic evaluation of the issuer's industry or industries and an appraisal of speculative- type risks which may be inherent in certain areas;

         o evaluation of the issuer's products in relation to competition and customer acceptance;

         o liquidity;

         o amount and quality of long-term debt;

         o trend of earnings over a period of ten years;

         o financial strength of parent company and the relationships which exist with the issuer; and

         o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                      PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

     (a)  Financial Statements and Supporting Schedules

          (1)  Financial Statements:
               Statements of Assets and Liabilities -- September 30, 1996* Statements of Operations -- year ended September 30, 1996* Statements of Changes in Net Assets -- years/periods ended
                 September 30, 1996 and September 30, 1995*
               Financial Highlights *(+)
               Notes to Financial Statements*

          (2)  Supporting Schedules:
               Schedule I -- Portfolio of investments owned -- September 30,
               1996*
               Schedule II through IX omitted because the required matter is not present.

_____________

*         Incorporated by reference to Part B to this Registration Statement.

(+)       Incorporated by reference to Part A to this Registration Statement.


      (b)  Exhibits:


           (1)(i) Conformed copy of Declaration of Trust of the Registrant, with Amendments No. 1 and 2 (2);

              (ii) Amendment No. 5 to the Declaration of Trust of the Registrant (10);

           (2)       Copy of By-Laws of the Registrant (1);

           (3)       Not applicable;

           (4)(i) Copy of Specimen Certificates for both Class A and Class B Shares of Beneficial Interest for each New Portfolio (6);

              (ii) Copy of Specimen Certificate for Institutional Shares of Beneficial Interest for each Portfolio (10);

           (5)(i) (a)Conformed copy of Management Agreement of the Registrant (Capital Growth, Income and Growth, Quality Income, and Municipal Income Portfolios) (2);
                     (b)Conformed copy of New Exhibit A to Management Agreement(4);
                     (c)Form of Instrument of Transfer of Management Agreement
                     (8);

              (ii) Form of Investment Advisory Agreement for the Municipal Income Portfolio (8);

              (iii) (a)Conformed copy of Investment Advisory Agreement for the Income and Growth Portfolio (3);
                     (b)Form of Instrument of Transfer of Investment Advisory Agreement (Income and Growth Portfolio) (8);

              (iv) Form of Investment Advisory and Management Agreement for the Global Portfolio (8);

              (v)    (a)Form of Investment Advisory and Management
                     Agreement for the Growth Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Growth Portfolio) (8);


              (vi)   (a)Form of Investment Advisory and Management
                     Agreement for the Strategy Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Strategy Portfolio) (8);


              (vii) (a)Form of Investment Advisory and Management Agreement for the Short-Duration Income Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Short-Duration Income
                     Portfolio) (8);


              (viii) (a)Form of Investment Advisory and Management
                     Agreement for the Balanced Portfolio (6);
                     (b)Form of Instrument of Transfer of Investment Advisory and Management Agreement (Balanced Portfolio) (8);

              (ix) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio) (9);

              (x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio) (9);

              (xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio) (11);

           (6)(i) (a)Conformed copy of Distributor's Contract of the Registrant, through and including
                     Exhibit I (3);
                     (b) Form of Instrument of Transfer of Distributor's Contract (8);

              (ii) Form of New Exhibit J to the Distributor's Contract in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

              (iii) Form of New Exhibit K to the Distributor's Contract in respect of Institutional Shares of each of the Portfolios
                     (10);

            (7)      Not applicable;

            (8)(i) Conformed copy of Custodian Contract of the Registrant with Investors Fiduciary Trust Company (2);

              (ii) Conformed copy of Custodian Contract of the Registrant with State Street Bank and Trust Company (2);

             (iii)   (a)Form of Administration Agreement of the
                     Registrant in respect of each Portfolio (6);
                     (b) Form of Instrument of Transfer of Administration Agreement (8);

              (iv) Form of Custodian Contract with State Street Bank and Trust Company in respect of foreign securities(7);

            (9)(i) Conformed copy of Transfer Agency and Registrar Agreement of the Registrant (2);

              (ii) (a) Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit B in respect of the Capital Growth, Quality Income, Municipal Income, Income and Growth, and Global Portfolios (3);
                     (b) Form of Instrument of Transfer of Shareholder Services Plan (8);


                     (c) Form of New Exhibit C to the Shareholder Services Plan in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

                     (d) Form of New Exhibit D to Shareholder Services Plan in respect of Class A and B shares of the Growth Opportunities Portfolio (11);

           (10)      Not applicable;

           (11)(i)   Conformed copy of Independent Auditors Consent (10);

               (ii) Conformed copy of KPMG Peat Marwick LLP opinion on Methodology and Procedures for Accounting for Multiple Classes of Shares (5);

           (12)      Not applicable;

           (13)      Conformed copy of Initial Capital Understanding (1);

           (14)      Not applicable;

           (15)(i) Conformed copy of Distribution Plan (Capital Growth, Income and Growth, Municipal Income, Quality Income, and Global Portfolios);

              (ii) (a)Copy of 12b-1 Agreement (Sales Agreement) with Mentor Distributors, Inc. (3);
                     (b)Form of Instrument of Transfer of 12b-1 Agreement (Sales Agreement) (8);

              (iii) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Growth Portfolio (6);


              (iv) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Strategy Portfolio (6);


              (v) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Short-Duration Income Portfolio (6);


              (vi) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Balanced Portfolio (6);

              (vii) Form of Plan of Distribution pursuant to Rule 12b-1 in respect of the Growth Opportunities Portfolio (11);

           (16)(i)   Schedules for Computation of Performance
                     (all Portfolios)(8)

           (18)      Amended and Restated Rule 18f-3(d) Plan (10)

           (27)(i)   Financial Data Schedules of Class A Shares (8)

               (ii)  Financial Data Schedules of Class B Shares (8)

               (iii) Financial Data Schedule in respect of the Balanced
                     Portfolio. (8)


1. Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 14, 1992.
2. Incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed May 14, 1993.
3. Incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed November 26, 1993.
4. Incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed August 3, 1994.
5. Incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed January 27, 1995.
6. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 15, 1995.
7. Incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 15, 1996.

8. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1996.
9. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 22, 1997.

10. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed March 4, 1997.
11.  Filed herewith.



Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Reference is made to "Principal Holders of Securities" in Part B of this Registration Statement

Item 26.  Number of Holders of Securities as of September 30, 1997: *

   Multiclass Portfolios          Class A    Class B

Capital Growth Portfolio           3,738      7,680
Global Portfolio                   2,781      7,369
Growth Portfolio                   4,112     27,298
Income and Growth Portfolio        2,668      6,179
Municipal Income Portfolio           651      1,235
Quality Income Portfolio           1,815      3,759
Short-Duration Income Portfolio      467      1,379
Strategy Portfolio                 1,838     17,085


Single Class Portfolios

Balanced Portfolio                                              5

Mentor Institutional U.S. Government Money Market Portfolio     58

Mentor Institutional Money Market Portfolio                      0







Item 27.  Indemnification:


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).



Item 28.  Business and Other Connections of Investment Advisers



      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.



      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC; President,
                                                      Mentor Institutional
                                                      Trust,
                                                      Mentor Income Fund,
                                                      and Cash Resource
                                                      Trust; Executive Vice
                                                      President and Chief
                                                      Administrative Officer,
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Gropup, LLC.

Thomas L. Souders            Treasurer                Managing Director and
                                                      Chief Financial
                                                      Officer, Wheat, First
                                                      Securities, Inc.;
                                                      Treasurer, Mentor
                                                      Distributors, LLC.

Robert P. Wilson             Assistant Treasurer      Managing Director and
                                                      Treasurer, Wheat,
                                                      First Securities,
                                                      Inc.; Assistant
                                                      Treasurer, Mentor
                                                      Distributors, Inc.

John M. Ivan                 Secretary                Managing Director,
                                                      Assistant General
                                                      Counsel, and Director
                                                      of Compliance, Wheat,
                                                      First Securities, Inc.;
                                                      Clerk, Cash Resource
                                                      Trust; Secretary,
                                                      Mentor Institutional
                                                      Trust and Mentor
                                                      Distributors, LLC.


Howard T. Macrae, Jr.        Assistant Secretary      Assistant Secretary,
                                                      Mentor Investment
                                                      Advisors, LLC and
                                                      Mentor Distributors,
                                                      LLC.


(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):



                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Director                   Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cornick            Director                   Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Director                   Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Institutional
                                                       Trust, Mentor Income
                                                       Fund, and Cash Resource
                                                       Trust; Executive Vice
                                                       President and Chief
                                                       Administrative Officer,
                                                       America's Utility Fund,
                                                       Inc.; and Senior Vice
                                                       President, Mentor
                                                       Distributors, LLC.

Daniel J. Ludeman           Director                   Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Director                   Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Director                   Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.




(c) The following is a list of the general partners and Senior Vice Presidents of Wellington Management Company, LLP, located at 75 State Street, Boston Massachusetts 02109:





Kenneth L. Abrams               Paul D. Kaplan          Robert D. Rands
Nicholas C. Adams               John C. Keogh           Eugene E. Record, Jr.
Rand L. Alexander               Mark T. Lynch           John R. Ryan
Deborah L. Allinson             Nanch T. Lukitsh        Joseph H. Schwartz
Nancy T. August                 Christine S. Manfredi   David W. Scudder
James H. Averill                Patrick J. McCloskey    Binkley C. Shorts
Marie-Claude Bernal             Earl E. McEvoy          Trond Skramstad
William N. Booth                Duncan M. McFarland     Catherine A. Smith
Paul Braverman                  Paul M. Mecray, III     Stephen A. Soderberg
William D. Dilanni              Matthew E. Megargel     Harriett Tee Taggart
Pamela Dippel                   James N. Mordy          Perry M. Traquina
Robert W. Doran                 Diane C. Nordin         Gene R. Tremblay
Charles T. Freeman              Edward P. Owens         Mary Ann Tynan
Laurie A. Gabriel               Saul J. Pannell         Ernst H. von Metzsch
Frank J. Gilday                 Thomas L. Pappas        Clare Villari
John H. Gooch                   David M. Parker         James L. Walters
Nicholas P. Greville            Jonathan M. Payson      Kim Williams
William C.S. Hicks              Stephen M. Pazuk        Frank V. Wisneski


(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:





                                                         Other Substantial
                           Position with                 Business, Profession,
     Name                Investment Advisor              Vocation or Employment
     ----                ------------------              ----------------------
Don G. Powell           Chairman and Director           Chairman and Director,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc., Van
                                                        Kampen American Capital
                                                        Investment Advisory
                                                        Corp., and Van
                                                        Kampen American Capital
                                                        Advisors, Inc.

Philip N. Duff          Chief Executive Officer         President and Chief
                                                        Executive Officer,
                                                        VK/AC Holding, Inc.
                                                        and Van Kampen American
                                                        Capital, Inc.

Dennis J. McDonnell     President and Chief             Executive Vice
                          Operating Officer             President, VK/AC
                                                        Holding, Inc. and Van
                                                        Kampen American
                                                        Capital, Inc.;
                                                        President and Chief
                                                        Operating Officer, Van
                                                        Kampen American
                                                        Capital Advisors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc.,
                                                        and Van Kampen
                                                        American Capital
                                                        Investment Advisory
                                                        Corp.

Ronald A. Nyberg        Executive Vice President        Executive Vice
                          and General Counsel           President and General
                                                        Counsel, VK/AC Holding,
                                                        Inc., Van Kampen
                                                        American Capital, Inc.,
                                                        Van Kampen American
                                                        Capital Distributors,
                                                        Inc., Van Kampen
                                                        American Asset
                                                        Management, Inc., Van
                                                        Kampen American
                                                        Investment Advisory
                                                        Corp., and Van Kampen
                                                        American Capital
                                                        Advisors, Inc.

William R. Rybak        Executive Vice President        Executive Vice
                          and Chief Financial           President and Chief
                          Officer                       Financial Officer,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management Inc., Van
                                                        Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Peter W. Hegel          Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital Asset
                                                        Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Alan T. Sachtleben      Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital
                                                        Asset Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.



* The address of Mentor Investment Group, LLC, Wheat, First Securities, Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000 Broken Land Parkway, Columbia, MD 21044. The address of Perpetual Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon, England, RG92AZ.






Item 29.  Principal Underwriters:



     (a) Mentor Distributors, LLC is the principal distributor for the Registrant's shares and acts as the principal underwriter for the Registrant.

                                               -10-


          Mentor Distributors, LLC is a Virginia corporation and is an affiliate of Mentor Investment Advisors, LLC.


NAME AND PRINCIPAL        POSITIONS AND OFFICES      POSITIONS AND OFFICES
BUSINESS ADDRESS          WITH UNDERWRITERS          WITH REGISTRANT


Peter J. Quinn, Jr.       President and Director     Trustee
901 East Byrd Street
Richmond, VA 23219

Paul F. Costello          Senior Vice President      President
901 East Byrd Street
Richmond, VA 23219

Thomas L. Souders         Treasurer                  None
901 East Byrd Street
Richmond, VA 23219

John M. Harris            Secretary                  None
901 East Byrd Street
Richmond, VA  23219

John M. Ivan              Assistant Secretary        Secretary
901 East Byrd Street
Richmond, VA 23219


Item 30.  Location of Accounts and Records:



     Response is incorporated by reference to Registrant's Initial Registration on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).

Item 31.  Management Services

     None.

Item 32.  Undertakings:

      (a) Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

      (c) The registrant undertakes to file a post-effective amendment to this Registration Statement containing financial statements for the Global Opportunities Fund, which financial statements need not be certified, within four to six months from the effective date of this amendment.



                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MENTOR FUNDS, has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond and the Commonwealth of Virginia, on the 6th day of November, 1997.



                                  MENTOR FUNDS


                              By:  /s/ Paul F. Costello
                                   Paul F. Costello

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the date indicated:

     Name                         Title                         Date


          *                                                  November 7, 1997
-----------------------
Daniel J. Ludeman            Chairman and Trustee
                             (Chief Executive
                             Officer)



/s/ Peter J. Quinn, Jr.      Trustee                         November 7, 1997
-----------------------
 Peter J. Quinn, Jr.


          *                                                  November 7, 1997
-----------------------
Arnold H.
Dreyfuss           Trustee


          *                                                  November 7, 1997
-----------------------
Thomas F. Keller             Trustee

          *                                                  November 7, 1997
-----------------------
Louis W. Moelchert, Jr.      Trustee


          *
-----------------------      Trustee                         November 7, 1997
Stanley F. Pauley

          *                                                  November 7, 1997
-----------------------
Troy A. Peery, Jr.           Trustee



/s/ Paul F. Costello                                         November 7, 1997
------------------------
   Paul F. Costello          President




 /s/  Terry L. Perkins                                       November 7, 1997
------------------------
   Terry L. Perkins          Treasurer (Principal Financial
                               and Accounting Officer)

*/s/ Peter J. Quinn, Jr.     Attorney-in-fact                November 7, 1997
------------------------
   Peter J. Quinn, Jr.



                                EXHIBIT INDEX

  Exhibit                                                                  Page

(5)(xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio)

(9)(ii)(d) Form of new Exhibit D to Shareholders Service Plan for each Portfolio;

(15)(vii)       Form of Plan of Distribution (Growth Opportunities
                Portfolio)